OTHER COMPREHENSIVE LOSS - Reclassifications Out of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income On Derivatives [Line Items]
Cost of sales									$ 2,816,443	$ 2,006,949	$ 2,260,182
Income from Operations									352,063	412,837	585,368
Interest expense, net									(68,704)	(42,561)	(16,888)
Income tax expense									(89,773)	(99,433)	(186,740)
Net income attributable to Wabtec shareholders	$ 48,948	$ 67,399	$ 72,025	$ 73,889	$ 46,328	$ 82,428	$ 90,485	$ 94,163	262,261	304,887	$ 398,628
Reclassification out of Accumulated Other Comprehensive Income | Amortization of initial net obligation and prior service cost
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income On Derivatives [Line Items]
Cost of sales									(1,496)	(1,652)
Reclassification out of Accumulated Other Comprehensive Income | Amortization of net loss (gain)
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income On Derivatives [Line Items]
Cost of sales									5,037	3,989
Reclassification out of Accumulated Other Comprehensive Income | Pension And Post Retirement Benefit Plans
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income On Derivatives [Line Items]
Income from Operations									3,541	2,337
Income tax expense									(979)	(695)
Net income attributable to Wabtec shareholders									2,562	1,642
Reclassification out of Accumulated Other Comprehensive Income | Derivative Contracts
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income On Derivatives [Line Items]
Interest expense, net									400	1,873
Income tax expense									(140)	(557)
Net income attributable to Wabtec shareholders									$ 260	$ 1,316